Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Loss Per Common Share
Schedule of computation of basic and diluted net loss per share

	Nine months ended September 30,
	2013	2012
Basic and diluted net loss per common share calculation:
Net loss	$(30,757)	$(10,731)
Accretion of preferred stock dividends	(5,891)	(5,288)

Net loss attributable to common shareholders	$(36,648)	$(16,019)

Weighted average common shares outstanding	1,579	1,447

Net loss per share of common stock—basic and diluted	$(23.21)	$(11.07)

	Year Ended December 31,
	2012	2011
Basic and diluted net loss per common share calculation:
Net loss	$(14,562)	$(18,633)
Accretion of preferred stock dividends	(7,063)	(6,838)

Net loss attributable to common shareholders	$(21,625)	$(25,471)

Weighted average common shares outstanding	1,452	1,394

Net loss per share of common stock—basic and diluted	$(14.89)	$(18.27)

Schedule of potentially dilutive securities that have been excluded from the computations of diluted weighted average shares outstanding

	As of September 30,
	2013	2012
Redeemable convertible preferred stock	—	16,513
Options outstanding	2,620	1,301
Warrants	101	78

Total	2,721	17,892

	Year Ended December 31,
	2012	2011
Redeemable convertible preferred stock	16,663	16,064
Unvested restricted stock	—	18
Options outstanding	1,344	1,113
Warrants	95	38

Total	18,102	17,233